Significant Accounting Policies - Supplier Financing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Commitments, guarantees:
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts payable	Accounts payable
Supplier financing obligation	$ 110	$ 101
Supplier financing invoices received	512
Supplier financing invoices paid	$ 503
Minimum
Commitments, guarantees:
Supplier financing term	90 days
Maximum
Commitments, guarantees:
Supplier financing term	120 days